Cover	Nov. 27, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2019
Entity File Number	000-26076
Entity Registrant Name	SINCLAIR BROADCAST GROUP, INC.
Entity Central Index Key	0000912752
Entity Tax Identification Number	52-1494660
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	10706 Beaver Dam Road
Entity Address, City or Town	Hunt Valley
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21030
City Area Code	410
Local Phone Number	568-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $ 0.01 per share
Trading Symbol	SBGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false